FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FAIR VALUE MEASUREMENT [Abstract]
Impairment of intangible assets	$ 9,583	$ 656	$ 1,000
Impairment of goodwill	$ 20,611	$ 1,003